Net Income (Loss) Per Share - Calculation of Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net (loss) income attributable to Momo Inc	$ 13,697		$ (25,415)	$ (9,326)
Deemed dividend			(57,663)	(8,120)
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary share-basic and diluted	$ 12,358		$ (83,078)	$ (17,446)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	342,646,282		85,293,775	67,190,411
Denominator for computing net (loss) income per share-diluted:
Weighted average shares outstanding used in computing net (loss) income per ordinary share-diluted	401,396,548	[1]	85,293,775	67,190,411
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic	$ 0.04		$ (0.97)	$ (0.26)
Net loss per ordinary share attributable to Momo Inc - diluted
Net (loss) income per ordinary share attributable to Momo Inc. - diluted	$ 0.03		$ (0.97)	$ (0.26)
Non-Vested Restricted Shares [Member]
Numerator:
Undistributed earnings	$ (1,339)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	37,118,622		60,951,591	79,809,589
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic	$ 0.04
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend			$ (30,910)	$ (524)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic			32,176,676	38,977,742
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic			$ 0.96	$ 0.01
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend			$ (544)	$ (509)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic			18,990,997	19,797,980
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic			$ 0.03	$ 0.03
Series B Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend			$ (3,116)	$ (5,652)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic			67,182,243	69,513,767
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic			$ 0.05	$ 0.08
Series C Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend			$ (5,596)	$ (1,435)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic			34,540,898	7,280,436
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic			$ 0.16	$ 0.20
Series D Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend			$ (17,497)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic			28,348,231
Net loss per ordinary share attributable to Momo Inc - basic
Net (loss) income per ordinary share attributable to Momo Inc. - basic			$ 0.62

[1]	For the year 2015, an incremental weighted average number of 35,759,066 nonvested restricted shares and an incremental weighted average number of 22,991,200 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.